Fair Value Measurements - Summary of Company's Financial Instruments that were Measured at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 42,728	$ 77,771	$ 173,315
Total	2,901	4,787	3,553
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	42,728	77,771	173,315
Total	0	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	0	0	0
Total	0	0	0
Levels 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	0	0	0
Total	2,901	4,787	3,553
Convertible preferred stock warrant liability [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	2,901	4,787	3,553
Convertible preferred stock warrant liability [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	0	0	0
Convertible preferred stock warrant liability [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	0	0	0
Convertible preferred stock warrant liability [Member] | Levels 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial liabilities at fair value	2,901	4,787	3,553
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents at fair value	42,728	77,771	173,315
Money market funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents at fair value	42,728	77,771	173,315
Money market funds [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents at fair value	0	0	0
Money market funds [Member] | Levels 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents at fair value	$ 0	$ 0	$ 0